Non-controlling Interest - Changes in Non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in equity [abstract]
Beginning balance equity	$ 2,051,652	$ 1,652,853
Net income	672,413	315,841
Interest on loan to non-controlling interest (Note 13)	544	524
Ending balance equity	2,660,590	2,051,652
Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	61,409	41,906
Net income	44,350	22,459
Interest on loan to non-controlling interest (Note 13)	(3,082)	(2,956)
Distributions to non-controlling interests (Note 13)	(14,240)
Other	137
Ending balance equity	88,574	61,409
Fekola | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	30,429	15,867
Net income	35,742	17,518
Interest on loan to non-controlling interest (Note 13)	(3,082)	(2,956)
Distributions to non-controlling interests (Note 13)	(11,097)
Ending balance equity	51,992	30,429
Masbate | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	16,189	13,705
Net income	113	2,484
Ending balance equity	16,302	16,189
Otjikoto | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	13,877	11,084
Net income	9,856	2,793
Distributions to non-controlling interests (Note 13)	(3,143)
Other	137
Ending balance equity	20,727	13,877
Other Mineral Properties | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	914	1,250
Net income	(1,361)	(336)
Ending balance equity	$ (447)	$ 914